Document and Entity Information	Sep. 26, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	GENERAL MILLS INC
Amendment Flag	false
Entity Central Index Key	0000040704
Document Type	8-K
Document Period End Date	Sep. 26, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-01185
Entity Tax Identification Number	41-0274440
Entity Address, Address Line One	Number One General Mills Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55426
City Area Code	(763)
Local Phone Number	764-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	GIS
Security Exchange Name	NYSE
Zero Point One Two Five Percent Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.125% Notes due 2025
Trading Symbol	GIS 25A
Security Exchange Name	NYSE
Zero Point Four Five Zero Percent Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2026
Trading Symbol	GIS 26
Security Exchange Name	NYSE
One Point Five Zero Zero Percent Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2027
Trading Symbol	GIS 27
Security Exchange Name	NYSE
Euro Denominated 391 Notes Due April 132029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.907% Notes due 2029
Trading Symbol	GIS 29
Security Exchange Name	NYSE